EATON VANCE MANAGEMENT
                    24 Federal Street
                    Boston, MA 02110




                                        February 27, 1997
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:    Rule 24f-2 Notice for
       Eaton Vance Municipal Bond Fund, L.P.
       1933 Act File No. 2-60210
       1940 Act File no. 811-2778

     In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance
Municipal Bond Fund, L.P., hereby files its Rule 24f-2
Notice..

     This Rule 24f-2 Notice is being filed for the fiscal year ended December 31, 1996 (Fiscal Year).

     No shares of the Fund which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.

     No shares of the Fund were registered during the Fiscal Year, pursuant to Rule 24e-2.

      310,886 shares of the Fund, with an aggregate sales price of $3,132,806, were sold during the Fiscal Year in reliance upon the Declaration of the Fund pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Fund.

     298,441 shares of the Fund, with an aggregate sales price of $2,960,279, were issued during the Fiscal Year in connection with the Funds dividend reinvestment plan.

     For the Fiscal Year, the Fund sold an aggregate of 609,327 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $6,093,085.

     In accordance with subsection (c) of Rule 24f-2, no fee is required since the excess of sales, including dividend reinvestments, over redemptions during the Fiscal Year were less than and were deducted from registrants balance of definitively registered shares.

Rule 24f-2 Notice for                             Page 2
Eaton Vance Municipal Bond Fund, L.P.
1933 Act File No. 2-60210
1940 Act File no. 811-2778

Aggregate Sale Price for Shares
                                                $3,132,806
Sold During Fiscal Year Pursuant
to Rule 24f-2

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans.
                                                2,960,279

Aggregate Price of Shares Sold
                                                $6,093,085

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Year.
                                                $12,922,047

and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
     Applied by Fund Pursuant to
     Rule 24e-2(a) in Filings Made
     Pursuant to Section 24(e)(1) of
     Investment Company Act of 1940
                                                $0

Equals
                                                $ (6,828,962)

     Any questions regarding the matter should by addressed to Hadi Mezher, Eaton Vance Management, 24
Federal Street, Boston, Massachusetts  02110.

                                   Sincerely,

                                   Eaton Vance Management


                                /s/ M. Katherine Kreider
                                   M. Katherine Kreider
                                   Assistant Treasurer
Enclosures  (Opinion of Counsel)